Subsidiaries - Summary of Financial Information Related to Acquisition (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	¥ 170,692	¥ 158,926	[1]
Cash and cash equivalents	6,928	6,826	[1]	¥ 4,152		¥ 4,560
Consideration, satisfied by cash					¥ 400
Cash consideration paid					400
Net cash outflow	(6)	682		189
Total consideration transferred					400
Goodwill	237	237	[1]	¥ 182
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	7
Trade and other receivables	124
Cash and cash equivalents	211
Trade and other payables	(124)
Total net identifiable assets	218
Consideration, satisfied by cash	400				400
Cash consideration paid	400				400
Cash and cash equivalents acquired	(211)
Net cash outflow	189
Total consideration transferred	400				¥ 400
Fair value of identifiable net assets	(218)
Goodwill	¥ 182	¥ 182

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).